PROPERTY AND EQUIPMENT NET (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Cost, Beginning	$ 3,765,307	$ 3,686,126
Additions	(1,535,780)	0
Translation adjustment	17,961	79,181
Impairment charge	(1,125,252)
Cost, Ending	1,122,236	3,765,307	$ 3,686,126
Beginning Accumulated depreciation	(1,132,802)	(805,263)
Disposals	208,755
Depreciation	(313,743)	(318,599)
Accumulated depreciation impairment charges	264,436
Depreciation translation adjustment	(6,872)	(8,940)
Ending Accumulated depreciation	(980,226)	(1,132,802)	(805,263)
Property and equipment, net	142,010	2,632,505	2,880,863
Furniture and fixtures [Member]
Statement [Line Items]
Cost, Beginning	432,948	432,948
Additions	0	0
Translation adjustment	0	0
Impairment charge	0
Cost, Ending	432,948	432,948	432,948
Beginning Accumulated depreciation	(244,342)	(170,110)
Disposals	0
Depreciation	(74,232)	(74,232)
Accumulated depreciation impairment charges	0
Depreciation translation adjustment	0	0
Net book value of property plant and equipment			262,838
Ending Accumulated depreciation	(318,574)	(244,342)	(170,110)
Property and equipment, net	114,374	188,606
Leasehold improvements [Member]
Statement [Line Items]
Cost, Beginning	1,303,304	1,278,305
Additions	16,681	0
Translation adjustment	14,932	24,999
Impairment charge	(780,401)
Cost, Ending	554,516	1,303,304	1,278,305
Beginning Accumulated depreciation	(406,219)	(287,179)
Disposals	0
Depreciation	(120,708)	(119,040)
Accumulated depreciation impairment charges	0
Depreciation translation adjustment	0	0
Net book value of property plant and equipment			991,126
Ending Accumulated depreciation	(526,927)	(406,219)	(287,179)
Property and equipment, net	27,589	879,085
Computer equipment [Member]
Statement [Line Items]
Cost, Beginning	134,772	134,772
Additions	0	0
Translation adjustment	0	0
Impairment charge	0
Cost, Ending	134,772	134,772	134,772
Beginning Accumulated depreciation	(130,188)	(115,836)
Disposals	0
Depreciation	(4,537)	(14,352)
Accumulated depreciation impairment charges	0
Depreciation translation adjustment	0	0
Net book value of property plant and equipment			18,936
Ending Accumulated depreciation	(134,725)	(130,188)	(115,836)
Property and equipment, net	47	4,584
Land [Member]
Statement [Line Items]
Cost, Beginning	445,293	430,750
Additions	(445,293)
Translation adjustment	0	14,543
Impairment charge	0
Cost, Ending	0	445,293	430,750
Beginning Accumulated depreciation	0	0
Depreciation	0	0
Accumulated depreciation impairment charges	0
Depreciation translation adjustment	0	0
Net book value of property plant and equipment			430,750
Ending Accumulated depreciation	0	0	0
Property and equipment, net	0	445,293
Building [Member]
Statement [Line Items]
Cost, Beginning	1,110,738	1,082,145
Additions	(1,107,168)	0
Translation adjustment	(3,570)	28,593
Impairment charge	0
Cost, Ending	0	1,110,738	1,082,145
Beginning Accumulated depreciation	(160,327)	(112,114)
Disposals	208,755
Depreciation	(45,296)	(43,992)
Accumulated depreciation impairment charges	0
Depreciation translation adjustment	(3,132)	(4,221)
Net book value of property plant and equipment			970,031
Ending Accumulated depreciation	0	(160,327)	(112,114)
Property and equipment, net	0	950,411
Machinery and equipment [Member]
Statement [Line Items]
Cost, Beginning	338,252	327,206
Additions	0	0
Translation adjustment	6,599	11,046
Impairment charge	(344,851)
Cost, Ending	0	338,252	327,206
Beginning Accumulated depreciation	(191,726)	(120,024)
Disposals	0
Depreciation	(68,970)	(66,983)
Accumulated depreciation impairment charges	264,436
Depreciation translation adjustment	(3,740)	(4,719)
Net book value of property plant and equipment			207,182
Ending Accumulated depreciation	0	(191,726)	$ (120,024)
Property and equipment, net	$ 0	$ 146,526